State Street Corporation
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049


February 3, 2006


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Services

Re:  Henderson Global Funds (the "Trust")
     (File Nos. 333-62270 and 811-10399)
     ------------------------------------

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-named Trust on behalf of the Henderson Japan-Asia Focus Fund of the Trust do not differ from those contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A (Amendment No. 19 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on January 31, 2006 (Accession # 0000891804-06-000388).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Counsel



cc:  C. Yarbrough